Schedule of loss per share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Loss after tax	$ (11,423,130)	$ (10,903,028)	$ (14,408,346)	$ (20,597,436)	$ (11,197,450)
Basic loss per share	$ (0.94)	$ (1.06)	$ (1.40)	$ (5.26)	$ (2.86)
Diluted loss per share	$ (0.94)	$ (1.06)	$ (1.40)	$ (5.26)	$ (2.86)
Weighted average number of Ordinary Shares outstanding during the period used in calculating basic loss per share	12,139,400	10,267,686	10,267,686	3,918,750	3,918,750
Weighted average number of Ordinary Shares outstanding during the period used in calculating diluted loss per share	12,139,400	10,267,686	10,267,686	3,918,750	3,918,750